Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Amortization of intangible assets	$ 0.2	$ 0.2
Impairment of intangible assets	0.0	0.0
Other Current Assets
Deferred implementation costs	5.0	5.0
General and Administrative Expense
Amortization expense of deferred acquisition costs	$ 1.1	$ 9.6